Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of December 31, 2019 and 2018 consisted of:

	December 31, 2019	December 31, 2018

Building	$1,488,396	$1,488,396
Computer equipment	76,365	64,911
Furniture, fixture, and office and medical equipment	271,009	262,819
Leasehold improvements	665,546	664,713
Laboratory equipment	4,029,640	2,045,034
Motor vehicle	239,093	239,093
Assets in construction	1,899,169	-
	8,669,218	4,764,966
Less: accumulated depreciation	1,576,183	504,364
Property, plant and equipment, net	$7,093,035	$4,260,602

Depreciation expenses for property, plant and equipment amounted to $1,071,799, $497,908 and $6,470 for the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017, respectively.